Income Tax Provision (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal:
Current				$ 303,936
Deferred	131,800	$ 56,126	(76,300)
Total	(131,800)	(56,126)	(76,300)	303,936
State:
Current			5,500	118,300
Deferred	45,255	20,400	(36,700)
Total	(45,255)	(20,400)	(31,200)	118,300
Provision for income taxes	$ (177,055)	$ (76,526)	$ (107,500)	$ 422,236